Summary of significant accounting policies	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
Summary of significant accounting policies	Summary of significant accounting policies
Our significant accounting policies are described in our Annual Report on Form 20-F for the year ended December 31, 2023, filed with the SEC on February 23, 2024.
Future application of accounting standards:
Improvements to Reportable Segmental Disclosures
In November 2023, the Financial Accounting Standards Board (“FASB”) issued ASU 2023-07—Segmental Reporting (Topic 280): Improvements to Reportable Segmental Disclosures (“ASU 2023-07”). ASU 2023-07 enhances segmental reporting through expanding the breadth and frequency of segment disclosures. The standard is effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024 and early adoption is permitted. The amendments in ASU 2023-07 should be applied retrospectively unless it is impractical to do so and any segment expense categories and amounts disclosed in prior periods are based on the significant segment expense categories identified and disclosed in the period of adoption. The adoption of ASU 2023-07 is not expected to have a material effect on the Company’s consolidated financial statements.
Improvements to Income Tax Disclosures
In December 2023, the FASB issued ASU 2023-09—Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 enhances the transparency and decision usefulness of the annual income tax disclosures. The two primary enhancements include disaggregating existing income tax disclosures related to the effective tax rate reconciliation and income taxes paid. The standard is effective for fiscal years beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis; however, retrospective application in all prior periods presented in the annual financial statements is permitted. The adoption of ASU 2023-09 is not expected to have a material effect on the Company’s consolidated financial statements.